UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Groupama Asset Management N.A.
Address: 199 Water Street, 20th Flr.

         New York, NY  10038

13F File Number:  28-06754

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Iona Watter
Title:     Compliance Officer
Phone:     212-884-9659

Signature, Place, and Date of Signing:

     /s/  Iona Watter     New York, NY     May 10, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     70

Form13F Information Table Value Total:     3668861


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
A D C TELECOMMUNICATIONS       COM                 886101     1203   141570 SH        SOLE                       0        0   141570
ABERCROMBIE & FITCH CO         COM                2896207     8562   261839 SH        SOLE                       0        0   261839
ACE LTD                        COM              G0070K103    10053   273496 SH        SOLE                       0        0   273496
ADOBE SYS INC                  COM              00724F101     1579    45165 SH        SOLE                       0        0    45165
ADVANCEPCS                     COM              00790K109    12297   226609 SH        SOLE                       0        0   226609
AES CORP                       COM              00130H105   157067  3143856 SH        SOLE                 2003283        0  1140573
AFFILIATED COMPUTER SERVICES   COM                8190100    11426   176066 SH        SOLE                       0        0   176066
ALTERA CORP                    COM               21441100     1988    92770 SH        SOLE                       0        0    92770
AMDOCS LTD                     COM              G02602103     2740    57210 SH        SOLE                       0        0    57210
AMERICAN INTL GROUP INC        COM               26874107   133421  1657413 SH        SOLE                 1097490        0   559923
AOL TIME WARNER INC            COM              00184A105   170706  4251724 SH        SOLE                 2704445        0  1547279
ARIBA INC                      COM              04033V104     3106   392907 SH        SOLE                       0        0   392907
BANK NEW YORK INC              COM               64057102     9145   185733 SH        SOLE                   55822        0   129911
BEA SYS INC                    COM               73325102     2003    68195 SH        SOLE                       0        0    68195
BECKMAN COULTER INC            COM               75811109     5916   151352 SH        SOLE                       0        0   151352
BJ SVCS CO                     COM               55482103     7252   101860 SH        SOLE                       0        0   101860
CARDINAL HEALTH INC            COM              14149Y108   165838  1714097 SH        SOLE                 1186594        0   527503
CELESTICA INC                  COM              15101Q108    71644  2597712 SH        SOLE                 1665725        0   931987
CENDANT CORP                   COM              151313103     9105   624080 SH        SOLE                       0        0   624080
CIENA CORP                     COM              171779101    93499  2239519 SH        SOLE                 1367275        0   872244
CISCO SYS INC                  COM              17275R102     1075    67988 SH        SOLE                    1023        0    66965
CITIGROUP INC                  COM              172967101     1994    44353 SH        SOLE                   39892        0     4461
CITRIX SYS INC                 COM              177376100     2120   100375 SH        SOLE                       0        0   100375
COMPAQ COMPUTER CORP           COM              204493100     2371   130327 SH        SOLE                    4827        0   125500
CONCORD EFS INC                COM              206197105     9746   241015 SH        SOLE                       0        0   241015
CONSTELLATION ENERGY GROUP     COM              210371100    10643   241341 SH        SOLE                       0        0   241341
CORNING INC                    COM              219350105    83367  4029350 SH        SOLE                 2569727        0  1459623
COSTCO WHSL CORP NEW           COM              22160K105   116843  2976915 SH        SOLE                 2056920        0   919995
CVS CORP                       COM              126650100   130585  2232604 SH        SOLE                 1552157        0   680447
DELL COMPUTER CORP             COM              247025109   181134  7051462 SH        SOLE                 4545638        0  2505824
DMC STRATEX NETWORKS INC       COM              23322L106     4265   513867 SH        SOLE                       0        0   513867
DOLLAR GEN CORP                COM              256669102     8032   392959 SH        SOLE                       0        0   392959
E M C CORP MASS                COM              268648102   117993  4013388 SH        SOLE                 2588716        0  1424672
EMERSON ELEC CO                COM              291011104     1060    17102 SH        SOLE                   12781        0     4321
ENRON CORP                     COM              293561106   156489  2693458 SH        SOLE                 1720354        0   973104
EVEREST RE GROUP LTD           COM              G3223R108     8111   121939 SH        SOLE                       0        0   121939
EXPRESS SCRIPTS INC            COM              302182100     8418    97117 SH        SOLE                       0        0    97117
GENERAL ELEC CO                COM              369604103   166595  3979828 SH        SOLE                 2628166        0  1351662
GOLDEN WEST FINL CORP DEL      COM              381317106    10125   156015 SH        SOLE                       0        0   156015
HEALTH MGMT ASSOC INC NEW      COM              421933102    10301   662484 SH        SOLE                       0        0   662484
JDS UNIPHASE CORP              COM              46612J101    63295  3433003 SH        SOLE                 2180894        0  1252109
JUNIPER NETWORKS INC           COM              48203R104     1799    47392 SH        SOLE                    4409        0    42983
KIMBERLY CLARK CORP            COM              494368103   186889  2755260 SH        SOLE                 1838670        0   916590
MARSH & MCLENNAN COS INC       COM              571748102      500     5269 SH        SOLE                    5269        0        0
MERCK & CO INC                 COM              589331107      344     4542 SH        SOLE                    4442        0      100
MERRILL LYNCH & CO INC         COM              590188108   169139  3053058 SH        SOLE                 1967055        0  1086003
MINNESOTA MNG & MFG CO         COM              604059105   124878  1201912 SH        SOLE                  763558        0   438354
MORGAN STANLEY DEAN WITTER     COM              617446448   146303  2734652 SH        SOLE                 1757794        0   976858
NATIONAL COMM BANCORP          COM              635449101     9756   393197 SH        SOLE                       0        0   393197
NOBLE DRILLING CORP            COM              655042109     7704   166901 SH        SOLE                       0        0   166901
ORACLE CORP                    COM              68389X105   101740  6791743 SH        SOLE                 4508528        0  2283215
PEOPLESOFT INC                 COM              712713106     6328   270000 SH        SOLE                       0        0   270000
PEREGRINE SYSTEMS INC          COM              71366Q101     9021   462642 SH        SOLE                       0        0   462642
PFIZER  INC                    COM              717081103   201742  4926555 SH        SOLE                 3120776        0  1805779
PHOTRONICS INC                 COM              719405102     2350    95230 SH        SOLE                       0        0    95230
PPL CORP                       COM              69351T106     7523   171147 SH        SOLE                       0        0   171147
RATIONAL SOFTWARE CORP         COM              75409P202     3014   169842 SH        SOLE                       0        0   169842
REDBACK NETWORKS INC           COM              757209101     1160    88750 SH        SOLE                       0        0    88750
SANMINA CORP                   COM              800907107     7661   391646 SH        SOLE                   95526        0   296120
SOLECTRON CORP                 COM              834182107    91990  4839045 SH        SOLE                 3105888        0  1733157
SUN MICROSYSTEMS INC           COM              866810104     2178   141705 SH        SOLE                    1170        0   140535
TELLABS INC                    COM              879664100     2048    50340 SH        SOLE                     100        0    50240
TENET HEALTHCARE CORP          COM              88033G100      815    18535 SH        SOLE                     490        0    18045
TYCO INTL LTD NEW              COM              902124106   182727  4226871 SH        SOLE                 2785253        0  1441618
VERISIGN INC                   COM              92343E102     5971   168515 SH        SOLE                       0        0   168515
VERITAS SOFTWARE CO            COM              923436109   101311  2190984 SH        SOLE                 1445597        0   745387
WELLS FARGO & CO NEW           COM              949746101   176038  3558490 SH        SOLE                 2358210        0  1200280
WIND RIVER SYSTEMS INC         COM              973149107     5912   254296 SH        SOLE                       0        0   254296
WORLDCOM INC GA NEW            COM              98157D106   137055  7334056 SH        SOLE                 4464054        0  2870002
XILINX INC                     COM              983919101     1853    52768 SH        SOLE                     245        0    52523

